Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of voting and economic rights of common stockholders
•	The voting and economic rights associated with our classes of common stock are summarized in the following table:

Class of Common Stock	Holders	Voting rights*	Economic rights
Class A common stock	Public, MDP, Executive Officers, Current and Former Employees and Sellers of Zenith	One vote per share	Yes
Class B common stock	Blueapple	15.9%	No
Class C common stock	Executive officers	3.5 votes per share, subject to aggregate cap	No
Class D common stock	MDP and Current and Former Employees	One vote per share	No